Capital and financial risk management - Liquidity risk - Maturity profile for non-derivative financial liabilities - Tabular disclosure (Details) - Liquidity risk - EUR (€) € in Millions	Mar. 31, 2025	Mar. 31, 2024
Non-derivative financial liabilities
Non-derivative financial liabilities on an undiscounted basis	€ 90,594	€ 90,093
Effect of discount/financing rates	(25,602)	(22,094)
Anticipated future cash flows, net	64,992	67,999
Within one year
Non-derivative financial liabilities
Non-derivative financial liabilities on an undiscounted basis	21,302	21,477
In one to two years
Non-derivative financial liabilities
Non-derivative financial liabilities on an undiscounted basis	7,069	8,359
In two to three years
Non-derivative financial liabilities
Non-derivative financial liabilities on an undiscounted basis	4,542	7,479
In three to four years
Non-derivative financial liabilities
Non-derivative financial liabilities on an undiscounted basis	4,707	4,088
In four to five years
Non-derivative financial liabilities
Non-derivative financial liabilities on an undiscounted basis	6,349	5,149
In more than five years
Non-derivative financial liabilities
Non-derivative financial liabilities on an undiscounted basis	46,625	43,541
Trade payables and other financial liabilities
Non-derivative financial liabilities
Non-derivative financial liabilities on an undiscounted basis	11,857	11,019
Effect of discount/financing rates	(8)	(7)
Anticipated future cash flows, net	11,849	11,012
Trade payables and other financial liabilities | Within one year
Non-derivative financial liabilities
Non-derivative financial liabilities on an undiscounted basis	11,719	10,891
Trade payables and other financial liabilities | In one to two years
Non-derivative financial liabilities
Non-derivative financial liabilities on an undiscounted basis	138	128
Bank loans
Non-derivative financial liabilities
Non-derivative financial liabilities on an undiscounted basis	1,487	856
Effect of discount/financing rates	(274)	(89)
Anticipated future cash flows, net	1,213	767
Bank loans | Within one year
Non-derivative financial liabilities
Non-derivative financial liabilities on an undiscounted basis	223	365
Bank loans | In one to two years
Non-derivative financial liabilities
Non-derivative financial liabilities on an undiscounted basis	171	140
Bank loans | In two to three years
Non-derivative financial liabilities
Non-derivative financial liabilities on an undiscounted basis	79	27
Bank loans | In three to four years
Non-derivative financial liabilities
Non-derivative financial liabilities on an undiscounted basis	176	91
Bank loans | In four to five years
Non-derivative financial liabilities
Non-derivative financial liabilities on an undiscounted basis	69	161
Bank loans | In more than five years
Non-derivative financial liabilities
Non-derivative financial liabilities on an undiscounted basis	769	72
Bonds
Non-derivative financial liabilities
Non-derivative financial liabilities on an undiscounted basis	59,505	60,912
Effect of discount/financing rates	(23,103)	(20,169)
Anticipated future cash flows, net	36,402	40,743
Bonds | Within one year
Non-derivative financial liabilities
Non-derivative financial liabilities on an undiscounted basis	3,626	2,871
Bonds | In one to two years
Non-derivative financial liabilities
Non-derivative financial liabilities on an undiscounted basis	4,426	5,860
Bonds | In two to three years
Non-derivative financial liabilities
Non-derivative financial liabilities on an undiscounted basis	2,034	5,608
Bonds | In three to four years
Non-derivative financial liabilities
Non-derivative financial liabilities on an undiscounted basis	2,628	2,310
Bonds | In four to five years
Non-derivative financial liabilities
Non-derivative financial liabilities on an undiscounted basis	4,893	3,437
Bonds | In more than five years
Non-derivative financial liabilities
Non-derivative financial liabilities on an undiscounted basis	41,898	40,826
Lease liabilities
Non-derivative financial liabilities
Non-derivative financial liabilities on an undiscounted basis	12,869	11,142
Effect of discount/financing rates	(2,043)	(1,470)
Anticipated future cash flows, net	10,826	9,672
Lease liabilities | Within one year
Non-derivative financial liabilities
Non-derivative financial liabilities on an undiscounted basis	2,765	2,603
Lease liabilities | In one to two years
Non-derivative financial liabilities
Non-derivative financial liabilities on an undiscounted basis	2,081	1,984
Lease liabilities | In two to three years
Non-derivative financial liabilities
Non-derivative financial liabilities on an undiscounted basis	1,756	1,599
Lease liabilities | In three to four years
Non-derivative financial liabilities
Non-derivative financial liabilities on an undiscounted basis	1,434	1,461
Lease liabilities | In four to five years
Non-derivative financial liabilities
Non-derivative financial liabilities on an undiscounted basis	965	1,129
Lease liabilities | In more than five years
Non-derivative financial liabilities
Non-derivative financial liabilities on an undiscounted basis	3,868	2,366
Other borrowings
Non-derivative financial liabilities
Non-derivative financial liabilities on an undiscounted basis	4,876	6,164
Effect of discount/financing rates	(174)	(359)
Anticipated future cash flows, net	4,702	5,805
Other borrowings | Within one year
Non-derivative financial liabilities
Non-derivative financial liabilities on an undiscounted basis	2,969	4,747
Other borrowings | In one to two years
Non-derivative financial liabilities
Non-derivative financial liabilities on an undiscounted basis	253	247
Other borrowings | In two to three years
Non-derivative financial liabilities
Non-derivative financial liabilities on an undiscounted basis	673	245
Other borrowings | In three to four years
Non-derivative financial liabilities
Non-derivative financial liabilities on an undiscounted basis	469	226
Other borrowings | In four to five years
Non-derivative financial liabilities
Non-derivative financial liabilities on an undiscounted basis	422	422
Other borrowings | In more than five years
Non-derivative financial liabilities
Non-derivative financial liabilities on an undiscounted basis	90	277
Total borrowings
Non-derivative financial liabilities
Non-derivative financial liabilities on an undiscounted basis	78,737	79,074
Effect of discount/financing rates	(25,594)	(22,087)
Anticipated future cash flows, net	53,143	56,987
Total borrowings | Within one year
Non-derivative financial liabilities
Non-derivative financial liabilities on an undiscounted basis	9,583	10,586
Total borrowings | In one to two years
Non-derivative financial liabilities
Non-derivative financial liabilities on an undiscounted basis	6,931	8,231
Total borrowings | In two to three years
Non-derivative financial liabilities
Non-derivative financial liabilities on an undiscounted basis	4,542	7,479
Total borrowings | In three to four years
Non-derivative financial liabilities
Non-derivative financial liabilities on an undiscounted basis	4,707	4,088
Total borrowings | In four to five years
Non-derivative financial liabilities
Non-derivative financial liabilities on an undiscounted basis	6,349	5,149
Total borrowings | In more than five years
Non-derivative financial liabilities
Non-derivative financial liabilities on an undiscounted basis	€ 46,625	€ 43,541